Invested Assets and Investment Income - Summary of Fair Values and the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying value [Member]
Disclosure of financial assets [Line Items]
Carrying value	$ 127,186	$ 117,897
Carrying value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Carrying value	54,638	52,014
Carrying value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Carrying value	47,057	42,842
Carrying value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Carrying value	6,894	6,397
Carrying value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Carrying value	2,781	2,506
Carrying value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,878	1,812
Carrying value [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,411	1,320
Carrying value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Carrying value	12,527	11,006
Fair value [Member]
Disclosure of financial assets [Line Items]
Total fair value	120,397	126,274
Fair value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	51,429	54,089
Fair value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	41,968	47,276
Fair value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,894	6,397
Fair value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	2,760	2,503
Fair value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,033	3,024
Fair value [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,000	1,320
Fair value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	13,313	11,665
Level 1 [Member]
Disclosure of financial assets [Line Items]
Total fair value	72	120
Level 1 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	72	120
Level 2 [Member]
Disclosure of financial assets [Line Items]
Total fair value	44,764	52,330
Level 2 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	34,110	42,110
Level 2 [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,894	6,397
Level 2 [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	2,760	2,503
Level 2 [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,000	1,320
Level 2 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	0
Level 3 [Member]
Disclosure of financial assets [Line Items]
Total fair value	75,561	73,824
Level 3 [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	51,429	54,089
Level 3 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	7,858	5,166
Level 3 [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,033	3,024
Level 3 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	$ 13,241	$ 11,545